Accounting and Reporting Policies (Additional Information) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Nov. 27, 2015	Dec. 31, 2015	Dec. 31, 2014
Goodwill, Impairment Loss	[1]		$ 0	$ 65,757
Stockholders' Equity Note, Stock Split		As of November 27,2015, every 10 shares of our issued and outstanding common stock were combined into one share of our common stock, except to the extent that the Reverse Stock Split resulted in any of our stockholders owning a fractional share, which was rounded up to the next highest whole share. In connection with the Reverse Stock Split, there was no change in the nominal par value per share of $0.01
Other Current Assets [Member] | Accounting Standards Update 2015-03 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets			$ 73

[1]	Includes stock-based compensation expense, as follows: Operating legal costs General and administrative Discontinued operations.